Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-guarantor Subsidiaries (Cash Flow Disclosures) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 17, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			$ 137	$ 158	$ 525	$ 439	$ 489
Proceeds from Sale of Productive Assets			8	5	5	13	10
Payments to Acquire Property, Plant, and Equipment			(51)	(63)	(135)	(111)	(83)
Payments to Acquire Businesses, Net of Cash Acquired			(29)	(4)	(33)	(10)	(21)
Payments to Acquire Equity Method Investments					0	(2)	(1)
Payments to acquire other investments			(2)	(4)	(7)	(5)	(1)
Additions to intangible assets			1	0	(2)	0	0
Proceeds from Sale of Continuing Operations Net of Cash Disposed					0	0	2
Cash Provided by (Used in) Investing Activities, Discontinued Operations					0	14	0
Net cash (used in) provided by continuing investing activities			(75)	(66)	(172)	(101)	(94)
Proceeds from Unsecured Lines of Credit			2	50	0	(90)	90
Proceeds from Issuance of Medium-term Notes	800	800			0	794	0
Payments of Debt Issuance Costs					0	(12)	0
Proceeds from Issuance of Long-term Debt						300
Proceeds from issue of other debt			2	50	1	0	0
Repayments of Other Debt			(8)	(9)	(15)	(911)	(209)
Proceeds from Noncontrolling Interests			0	3	3	0	0
Repurchase of shares			0	(56)	(100)	0	0
Make Whole On Repurchase And Redemption Of Senior Notes					0	(158)	0
Proceeds from Issuance of Common Stock			62	23	53	60	36
Excess tax benefits from share-based payment arrangements			1	1	2	5	2
Amounts owed by/to Group undertakings			0	0	0	0	0
Payments of Ordinary Dividends, Common Stock			(95)	(93)	(185)	(180)	(176)
Proceeds from sale of noncontrolling interests				3	3
Payments to Acquire Additional Interest in Subsidiaries			(4)	(29)	(39)	(9)	(10)
Payments of Ordinary Dividends, Noncontrolling Interest			(8)	(10)	(11)	(13)	(26)
Net cash provided by (used in) financing activities			(50)	(120)	(291)	(214)	(293)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			12	(28)	62	124	102
Effect of Exchange Rate on Cash and Cash Equivalents			(9)	(1)	2	(4)	(7)
Cash and Cash Equivalents, at Carrying Value			503	407	500	436	316	221
Willis Group Holdings
Condensed Financial Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			(26)	(25)	(42)	(41)	(9)
Proceeds from Sale of Productive Assets			0	0	0	0	0
Payments to Acquire Property, Plant, and Equipment			0	0	0	0	0
Payments to Acquire Businesses, Net of Cash Acquired			0	0	0	0	0
Payments to Acquire Equity Method Investments					0	0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from Sale of Continuing Operations Net of Cash Disposed					0		0
Cash Provided by (Used in) Investing Activities, Discontinued Operations						0
Net cash (used in) provided by continuing investing activities			0	0	0	0	0
Proceeds from Unsecured Lines of Credit			0	0		0	0
Proceeds from Issuance of Medium-term Notes						794
Payments of Debt Issuance Costs						(7)
Proceeds from Issuance of Long-term Debt						0
Proceeds from issue of other debt			0	0	0	0
Repayments of Other Debt			0	0	0	0	0
Proceeds from Noncontrolling Interests
Repurchase of shares				(56)	(100)	(100)
Make Whole On Repurchase And Redemption Of Senior Notes						0
Proceeds from Issuance of Common Stock			62	23	53	60	36
Excess tax benefits from share-based payment arrangements			1	0	0	0	0
Amounts owed by/to Group undertakings			58	151	275	(626)	106
Payments of Ordinary Dividends, Common Stock			(95)	(93)	(185)	(180)	(133)
Proceeds from sale of noncontrolling interests				0	0
Payments to Acquire Additional Interest in Subsidiaries			0	0	0	0	0
Payments of Ordinary Dividends, Noncontrolling Interest			0	0	0	0	0
Net cash provided by (used in) financing activities			26	25	43	41	9
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			0	0	1	0	0
Effect of Exchange Rate on Cash and Cash Equivalents			0	0	0	0	0
Cash and Cash Equivalents, at Carrying Value			1	0	1	0	0	0
The Other Guarantors
Condensed Financial Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			4	239	1,869	209	2,650
Proceeds from Sale of Productive Assets			2	0	0	0	0
Payments to Acquire Property, Plant, and Equipment			(9)	(12)	(26)	(25)	(7)
Payments to Acquire Businesses, Net of Cash Acquired			0	0	0	0	0
Payments to Acquire Equity Method Investments						0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from Sale of Continuing Operations Net of Cash Disposed					0		0
Cash Provided by (Used in) Investing Activities, Discontinued Operations						0
Net cash (used in) provided by continuing investing activities			(7)	(12)	(26)	(25)	(7)
Proceeds from Unsecured Lines of Credit						(90)	90
Proceeds from Issuance of Medium-term Notes						0
Payments of Debt Issuance Costs						0
Proceeds from Issuance of Long-term Debt						0
Proceeds from issue of other debt			0	0	0
Repayments of Other Debt			0	0	(4)	(411)	(200)
Repurchase of shares				0	0
Make Whole On Repurchase And Redemption Of Senior Notes						0
Proceeds from Issuance of Common Stock			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0	0	0	0	0
Amounts owed by/to Group undertakings			8	(108)	(782)	455	2,472
Payments of Ordinary Dividends, Common Stock			0	(282)	(1,220)	(47)	(5,029)
Proceeds from sale of noncontrolling interests				0	0
Payments to Acquire Additional Interest in Subsidiaries			0	0	0	(4)	(4)
Payments of Ordinary Dividends, Noncontrolling Interest			0	0	0	0	0
Net cash provided by (used in) financing activities			8	(390)	(2,006)	(97)	(2,671)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			5	(163)	(163)	87	(28)
Effect of Exchange Rate on Cash and Cash Equivalents			0	0	0	0	0
Cash and Cash Equivalents, at Carrying Value			5	0	0	163	76	104
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			12	302	1,269	110	2,899
Proceeds from Sale of Productive Assets			0	0	0	0	0
Payments to Acquire Property, Plant, and Equipment			0	0	0	0	0
Payments to Acquire Businesses, Net of Cash Acquired			0	0	0	0	0
Payments to Acquire Equity Method Investments						0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from Sale of Continuing Operations Net of Cash Disposed					0		0
Cash Provided by (Used in) Investing Activities, Discontinued Operations						0
Net cash (used in) provided by continuing investing activities			0	0	0	0	0
Proceeds from Unsecured Lines of Credit						0	0
Proceeds from Issuance of Medium-term Notes						0
Payments of Debt Issuance Costs						(5)
Proceeds from Issuance of Long-term Debt						300
Proceeds from issue of other debt			0	50	1
Repayments of Other Debt			(8)	(5)	(11)	(500)	0
Repurchase of shares				0	0
Make Whole On Repurchase And Redemption Of Senior Notes						(158)
Proceeds from Issuance of Common Stock			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0	0	0	0	0
Amounts owed by/to Group undertakings			(4)	(182)	(190)	253	(2,783)
Payments of Ordinary Dividends, Common Stock			0	(165)	(1,069)	0	(116)
Proceeds from sale of noncontrolling interests				0	0
Payments to Acquire Additional Interest in Subsidiaries			0	0	0	0	0
Payments of Ordinary Dividends, Noncontrolling Interest			0	0	0	0	0
Net cash provided by (used in) financing activities			(12)	(302)	(1,269)	(110)	(2,899)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			0	0	0	0	0
Effect of Exchange Rate on Cash and Cash Equivalents			0	0	0	0	0
Cash and Cash Equivalents, at Carrying Value			0	0	0	0	0	0
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			147	142	431	1,269	1,572
Proceeds from Sale of Productive Assets			6	5	5	13	10
Payments to Acquire Property, Plant, and Equipment			(42)	(51)	(109)	(86)	(76)
Payments to Acquire Businesses, Net of Cash Acquired			(29)	(4)	(33)	(10)	(21)
Payments to Acquire Equity Method Investments					0	(2)	(1)
Payments to acquire other investments			(2)	(4)	(7)	(5)	(1)
Additions to intangible assets			1		(2)
Proceeds from Sale of Continuing Operations Net of Cash Disposed					0		2
Cash Provided by (Used in) Investing Activities, Discontinued Operations						14
Net cash (used in) provided by continuing investing activities			(68)	(54)	(146)	(76)	(87)
Proceeds from Unsecured Lines of Credit			2	0		0	0
Proceeds from Issuance of Medium-term Notes						0
Payments of Debt Issuance Costs						0
Proceeds from Issuance of Long-term Debt						0
Proceeds from issue of other debt			2	0	0	0
Repayments of Other Debt			0	(4)	0	0	(9)
Proceeds from Noncontrolling Interests				3
Repurchase of shares				0	0
Make Whole On Repurchase And Redemption Of Senior Notes						0
Proceeds from Issuance of Common Stock			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0	1	2	5	2
Amounts owed by/to Group undertakings			(62)	139	697	(82)	205
Payments of Ordinary Dividends, Common Stock			0	(53)	(713)	(1,061)	(1,521)
Proceeds from sale of noncontrolling interests				3	3
Payments to Acquire Additional Interest in Subsidiaries			(4)	(29)	(39)	(5)	(6)
Payments of Ordinary Dividends, Noncontrolling Interest			(8)	(10)	(11)	(13)	(26)
Net cash provided by (used in) financing activities			(72)	47	(61)	(1,156)	(1,355)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			7	135	224	37	130
Effect of Exchange Rate on Cash and Cash Equivalents			(9)	(1)	2	(4)	(7)
Cash and Cash Equivalents, at Carrying Value			497	407	499	273	240	117
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			0	(500)	(3,002)	(1,108)	(6,623)
Proceeds from Sale of Productive Assets			0	0	0	0	0
Payments to Acquire Property, Plant, and Equipment			0	0		0	0
Payments to Acquire Businesses, Net of Cash Acquired			0	0	0	0	0
Payments to Acquire Equity Method Investments						0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from Sale of Continuing Operations Net of Cash Disposed					0		0
Cash Provided by (Used in) Investing Activities, Discontinued Operations						0
Net cash (used in) provided by continuing investing activities			0	0	0	0	0
Proceeds from Unsecured Lines of Credit						0	0
Proceeds from Issuance of Medium-term Notes						0
Payments of Debt Issuance Costs						0
Proceeds from Issuance of Long-term Debt						0
Proceeds from issue of other debt			0	0	0
Repayments of Other Debt			0	0	0	0	0
Repurchase of shares				0	0
Make Whole On Repurchase And Redemption Of Senior Notes						0
Proceeds from Issuance of Common Stock			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0	0	0	0	0
Amounts owed by/to Group undertakings			0	0	0	0	0
Payments of Ordinary Dividends, Common Stock			0	500	3,002	1,108	6,623
Proceeds from sale of noncontrolling interests				0	0
Payments to Acquire Additional Interest in Subsidiaries			0	0	0	0	0
Payments of Ordinary Dividends, Noncontrolling Interest			0	0	0	0	0
Net cash provided by (used in) financing activities			0	500	3,002	1,108	6,623
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			0	0	0	0	0
Effect of Exchange Rate on Cash and Cash Equivalents			0	0	0	0	0
Cash and Cash Equivalents, at Carrying Value			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0